UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22016

Exact name of registrant as specified in charter:	abrdn Global Premier Properties Fund

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Sharon Ferrari
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

abrdn Global Premier Properties Fund (AWP)
Semi-Annual Report
April 30, 2024
abrdn.com

Letter to Shareholders  (unaudited)

Dear Shareholder,
We present the Semi-Annual Report, which covers the activities of abrdn Global Premier Properties Fund (the “Fund”), for the six-month period ended April 30, 2024. The Fund’s investment objective is to seek high current income and capital appreciation.
Total Investment Return1
For the six-month period ended April 30, 2024, the total return to shareholders of the Fund based on the net asset value (“NAV”) and market price of the Fund, respectively, compared to the Fund’s benchmark is as follows:
NAV[2],[3]	12.23%
Market Price[2]	19.52%
FTSE EPRA Nareit Global Real Estate Index (Net Total Return) [4]	11.93%
For more information about Fund performance, please visit the Fund on the web at www.abrdnawp.com. Here, you can view quarterly commentary on the Fund's performance, monthly fact sheets, distribution and performance information, and other Fund literature.
NAV, Market Price and Premium(+)/Discount(-)
The below table represents comparison from current six-month period end to prior fiscal year end of market price to NAV and associated Premium(+) and Discount(-).

	NAV	Closing Market Price	Premium(+)/ Discount(-)
4/30/2024	$3.76	$3.69	-1.86%
10/31/2023	$3.57	$3.29	-7.84%
During the six-month period ended April 30, 2024, the Fund’s NAV was within a range of $3.61 to $4.37 and the Fund’s market price traded within a range of $3.39 to $3.97. During the six-month period ended April 30, 2024, the Fund’s shares traded within a range of a premium(+)/discount(-) of -10.85% to -1.85%.
Distribution Policy
Distributions to common shareholders for the six-month period ended April 30, 2024 totaled $0.24 per share. Based on the market price of $3.69 on April 30, 2024, the annualized distribution rate over the six month period ended April 30, 2024 was 13.01%. Based on the NAV of $3.76 on April 30, 2024, the annualized distribution rate for the six-month period ended April 30, 2024 was 12.77%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.
On May 9, 2024 and June 11, 2024, the Fund announced that it will pay on May 31, 2024 and June 28, 2024, respectively, a distribution of $0.04 per share to all shareholders of record as of May 23, 2024 and June 21, 2024, respectively.
The Fund’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital, which is a nontaxable return of capital. This policy is subject to an annual review as well as regular review at the Board of Trustees of the Fund’s (the “Board”) quarterly meetings, unless market conditions require an earlier evaluation.
Loan Facility and Use of Leverage
The Fund is permitted to borrow for investment purposes as may be permitted by the Investment Company Act of 1940 (the "1940 Act") or any rule, order or interpretation thereunder. This allows the Fund to borrow for investment purposes in the amount up to 33 1/3% of the Fund’s total assets. The Fund has entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”) which allows the Fund to borrow on an uncommitted and secured basis up to $175 million. The Fund’s outstanding balance as of April 30, 2024 was $88,789,850. See Notes to Financial Statements for further information.
Unclaimed Share Accounts
Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered “unclaimed property” due to account inactivity (e.g.,

{foots1}
[1]	Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and shares, when sold, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. NAV return data includes investment management fees, custodial charges and administrative fees (such as Trustee and legal fees) and assumes the reinvestment of all distributions.
{foots1}
[2]	Assuming the reinvestment of dividends and distributions.
{foots1}
[3]	The Fund’s total return is based on the reported NAV for each financial reporting period end and may differ from what is reported on the Financial Highlights due to financial statement rounding or adjustments.
{foots1}
[4]	The FTSE EPRA Nareit Global Real Estate Index (Net Total Return) is a total return index that is designed to represent general trends in eligible real estate equities worldwide. The Index is calculated net of withholding taxes to which the Fund is generally subject. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. You cannot invest directly in an index.
abrdn Global Premier Properties Fund	1

Letter to Shareholders  (unaudited)  (concluded)

no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder  is returned to the Fund's transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund's transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund's transfer agent.
Open Market Repurchase Program
The Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund's investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. If shares are repurchased, the Fund reports repurchase activity on its website on a monthly basis. For the six-month period ended April 30, 2024, the Fund did not repurchase any shares through the Program.
On a quarterly basis, the Board will receive information on any transactions made pursuant to this policy during the prior quarter and if shares are repurchased management will post the number of shares repurchased on its website on a monthly basis.  Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period.
Portfolio Holdings Disclosure
The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are included in the Fund's semi-annual and annual reports to shareholders. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These reports are available on the SEC’s website at http://www.sec.gov. The Fund makes the information available to shareholders upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.
Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended
June 30 is available by August 31 of the relevant year: (1) upon request without charge by calling Investor Relations toll-free at 1-800-522-5465; and (2) on the SEC’s website at http://www.sec.gov.
Investor Relations Information
As part of abrdn’s commitment to shareholders, we invite you to visit the Fund on the web at www.abrdnawp.com. Here, you can view monthly fact sheets, quarterly commentary, distribution and performance information, and other Fund literature.
Enroll in abrdn’s email services and be among the first to receive the latest closed-end fund news, announcements, videos, and other information. In addition, you can receive electronic versions of important Fund documents, including annual reports, semi-annual reports, prospectuses and proxy statements. Sign up today at https://www.abrdn.com/en-us/cefinvestorcenter/contact-us/preferences
Contact Us:
•	Visit: https://www.abrdn.com/en-us/cefinvestorcenter
•	Email: Investor.Relations@abrdn.com; or
•	Call: 1-800-522-5465 (toll free in the U.S.).
Yours sincerely,
/s/ Christian Pittard
Christian Pittard
President

{foots1}
All amounts are U.S. Dollars unless otherwise stated.
2	abrdn Global Premier Properties Fund

Total Investment Return  (unaudited)

The following table summarizes the average annual Fund performance compared to the Fund’s primary benchmark for the six-month (not annualized), 1-year, 3-year, 5-year and 10-year periods ended April 30, 2024.
	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	12.23%	-1.86%	-7.99%	-1.56%	2.25%
Market Price	19.52%	4.48%	-7.47%	0.18%	3.24%
FTSE EPRA Nareit Global Real Estate Index (Net Total Return)	11.93%	-1.26%	-5.72%	-1.90%	1.88%
Performance of a $10,000 Investment (as of April 30, 2024)
This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the periods indicated. For comparison, the same investment is shown in the indicated index.
The Fund changed its investment objective and principal investment strategies effective May 27, 2020. Performance information for periods prior to May 27, 2020 does not reflect the current investment objective and principal investment strategies.
abrdn Investments Limited (the "Adviser") and abrdn Inc. assumed responsibility for the management of the Fund as investment adviser and sub-adviser, respectively, on May 7, 2018. Performance prior to this date reflects the performance of an unaffiliated investment adviser.
The Adviser entered into a written contract with the Fund to waive fees or limit expenses. This contract may not be terminated before June 30, 2024. Absent such waivers and/or reimbursements, the Fund's returns would be lower. Additionally, abrdn Inc. has entered into an agreement with the Fund to limit investor relations services fees, without which performance would be lower if the Fund's investor services fees exceeded such limit during the relevant period. This agreement aligns with the term of the advisory agreement and may not be terminated prior to the end of the current term of the advisory agreement. See Note 3 in the Notes to Financial Statements.
Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. All return data at NAV includes fees charged to the Fund, which are listed in the Fund’s Statement of Operations under “Expenses.” Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. The Fund’s total investment return is based on the reported NAV as of the financial reporting period end date of April 30, 2024. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.abrdnawp.com or by calling 800-522-5465.
abrdn Global Premier Properties Fund	3

Total Investment Return  (unaudited)  (concluded)

The annualized net operating expense ratio, excluding fee waivers, based on the six-month period ended April 30, 2024, was 2.96%. The annualized net operating expense ratio net of fee waivers based on the six-month period ended April 30, 2024 was 2.64%. The annualized net operating expense ratio, net of fee waivers and excluding interest expense based on the six-month period ended April 30, 2024, was 1.19%.
4	abrdn Global Premier Properties Fund

Portfolio Composition  (as a percentage of net assets) (unaudited)
As of April 30, 2024

The following table summarizes the sector composition of the Fund’s portfolio, in S&P Global Inc.’s Global Industry Classification Standard (“GICS”) Sub-Industries.
Sub-Industries
Industrial REITs	21.2%
Retail REITs	19.6%
Health Care REITs	13.7%
Multi-Family Residential REITs	11.6%
Data Center REITs	11.0%
Real Estate Operating Companies	10.2%
Self Storage REITs	6.7%
Office REITs	6.0%
Diversified Real Estate Activities	5.2%
Diversified REITs	5.0%
Hotel & Resort REITs	4.9%
Other Specialized REITs	4.8%
Single-Family Residential REITs	4.2%
Other, less than 2% each	3.4%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(28.6%)
100.0%
The following table summarizes the composition of the Fund’s portfolio by geographic classification.
Countries
United States	78.5%
Japan	12.5%
Australia	6.4%
Mexico	5.0%
United Kingdom	4.5%
Singapore	4.4%
Germany	3.8%
Hong Kong	2.7%
France	2.6%
Canada	2.3%
Other, less than 2% each	4.8%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(28.6%)
100.0%
The following were the Fund’s top ten holdings as of April 30, 2024:
Top Ten Holdings
Prologis, Inc., REIT	8.8%
Welltower, Inc., REIT	6.4%
Equinix, Inc., REIT	6.1%
Digital Realty Trust, Inc., REIT	4.9%
Public Storage, REIT	4.6%
Simon Property Group, Inc., REIT	4.3%
AvalonBay Communities, Inc., REIT	4.3%
Realty Income Corp., REIT	4.2%
Goodman Group, REIT	3.3%
VICI Properties, Inc., REIT	3.0%

abrdn Global Premier Properties Fund	5

Portfolio of Investments (unaudited)
As of April 30, 2024

	Shares	Value
COMMON STOCKS—127.2%
AUSTRALIA—6.4%
Diversified REITs—1.2%
Mirvac Group, REIT	3,036,278	$ 3,978,339
Industrial REITs—3.3%
Goodman Group, REIT	530,576	10,717,438
Multi-Family Residential REITs—0.5%
Ingenia Communities Group, REIT	542,237	1,607,158
Retail REITs—1.4%
Scentre Group, REIT	2,138,073	4,329,704
Total Australia		20,632,639
BELGIUM—1.4%
Health Care REITs—0.7%
Aedifica SA, REIT	38,002	2,428,237
Industrial REITs—0.7%
Warehouses De Pauw CVA, REIT	81,837	2,164,127
Total Belgium		4,592,364
CANADA—2.3%
Multi-Family Residential REITs—2.3%
Boardwalk Real Estate Investment Trust, REIT	77,979	4,014,362
Canadian Apartment Properties REIT	103,559	3,223,407
		7,237,769
FRANCE—2.6%
Diversified REITs—0.6%
Covivio SA, REIT	39,045	1,943,508
Office REITs—0.7%
Gecina SA, REIT	22,053	2,251,651
Retail REITs—1.3%
Unibail-Rodamco-Westfield, REIT(a)	47,493	3,957,732
Total France		8,152,891
GERMANY—3.8%
Real Estate Development—0.7%
Instone Real Estate Group SE(b)	249,839	2,311,667
Real Estate Operating Companies—3.1%
TAG Immobilien AG(a)	173,115	2,461,291
Vonovia SE(c)	257,420	7,438,415
		9,899,706
Total Germany		12,211,373
HONG KONG—2.7%
Real Estate Development—0.9%
CK Asset Holdings Ltd.	638,500	2,723,570
Real Estate Operating Companies—0.5%
Swire Properties Ltd.	836,000	1,728,987
Retail REITs—1.3%
Link REIT	974,100	4,173,816
Total Hong Kong		8,626,373
JAPAN—12.5%
Diversified Real Estate Activities—5.2%
Mitsubishi Estate Co. Ltd.	321,800	5,896,890
Mitsui Fudosan Co. Ltd.	823,100	8,376,740
Tokyu Fudosan Holdings Corp.	330,000	2,417,663
		16,691,293
	Shares	Value

Diversified REITs—2.2%
Canadian Solar Infrastructure Fund, Inc., UNIT	5,149	$ 3,751,197
KDX Realty Investment Corp., REIT	3,184	3,140,497
		6,891,694
Hotel & Resort REITs—1.6%
Invincible Investment Corp., REIT	5,781	2,590,123
Japan Hotel REIT Investment Corp.	4,723	2,481,924
		5,072,047
Industrial REITs—1.3%
GLP J-Reit	2,784	2,264,261
Industrial & Infrastructure Fund Investment Corp., REIT	2,200	1,819,137
		4,083,398
Multi-Family Residential REITs—0.5%
Comforia Residential REIT, Inc.	794	1,718,805
Office REITs—1.7%
Nippon Building Fund, Inc., REIT	928	3,545,697
Orix JREIT, Inc.	1,918	2,021,726
		5,567,423
Total Japan		40,024,660
MEXICO—5.0%
Industrial REITs—2.7%
Prologis Property Mexico SA de CV, REIT	1,444,158	5,671,844
TF Administradora Industrial S de Real de CV, REIT	1,227,675	3,019,963
		8,691,807
Real Estate Operating Companies—2.3%
Corp. Inmobiliaria Vesta SAB de CV	2,097,954	7,430,082
Total Mexico		16,121,889
NETHERLANDS—1.5%
Real Estate Operating Companies—1.5%
CTP NV(b)(c)	289,975	4,919,047
SINGAPORE—4.4%
Industrial REITs—2.2%
Daiwa House Logistics Trust, REIT	9,027,600	3,802,696
Frasers Logistics & Commercial Trust, REIT(b)	1,706,200	1,235,945
Mapletree Industrial Trust, REIT	1,169,900	1,937,161
		6,975,802
Real Estate Operating Companies—0.9%
Capitaland India Trust, UNIT	4,069,780	2,974,057
Retail REITs—1.3%
CapitaLand Integrated Commercial Trust, REIT	2,861,200	4,078,626
Total Singapore		14,028,485
SWEDEN—1.2%
Real Estate Operating Companies—1.2%
Catena AB	90,513	3,961,281
SWITZERLAND—0.7%
Real Estate Operating Companies—0.7%
PSP Swiss Property AG	18,580	2,296,885
UNITED KINGDOM—4.5%
Diversified REITs—1.0%
Land Securities Group PLC, REIT(c)	399,472	3,228,555
Industrial REITs—2.2%
Segro PLC, REIT(c)	663,258	6,976,229

6	abrdn Global Premier Properties Fund

Portfolio of Investments (unaudited)  (concluded)
As of April 30, 2024

	Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Multi-Family Residential REITs—1.3%
UNITE Group PLC, REIT	361,681	$ 4,181,227
Total United Kingdom		14,386,011
UNITED STATES—78.2%
Data Center REITs—11.0%
Digital Realty Trust, Inc., REIT(c)	114,556	15,898,082
Equinix, Inc., REIT(c)	27,426	19,502,903
		35,400,985
Health Care REITs—13.0%
American Healthcare REIT, Inc.	327,800	4,500,694
Omega Healthcare Investors, Inc., REIT(c)	154,034	4,684,174
Sabra Health Care REIT, Inc.	332,112	4,622,999
Ventas, Inc., REIT(c)	164,045	7,263,912
Welltower, Inc., REIT(c)	216,303	20,609,350
		41,681,129
Hotel & Resort REITs—3.3%
DiamondRock Hospitality Co., REIT(c)	216,003	1,922,427
Host Hotels & Resorts, Inc., REIT(c)	462,634	8,729,903
		10,652,330
Hotels, Resorts & Cruise Lines—0.6%
Marriott International, Inc., Class A	8,560	2,021,273
Industrial REITs—8.8%
Prologis, Inc., REIT(c)	277,497	28,318,569
Multi-Family Residential REITs—7.0%
AvalonBay Communities, Inc., REIT(c)	73,177	13,872,164
Camden Property Trust, REIT	31,605	3,150,386
Essex Property Trust, Inc., REIT	22,006	5,418,978
		22,441,528
Office REITs—3.6%
Alexandria Real Estate Equities, Inc., REIT	51,693	5,989,668
Boston Properties, Inc., REIT(c)	59,872	3,705,478
Hudson Pacific Properties, Inc., REIT	336,194	1,949,925
		11,645,071
Other Specialized REITs—4.8%
Gaming & Leisure Properties, Inc., REIT(c)	133,026	5,684,201
VICI Properties, Inc., REIT(c)	333,113	9,510,376
		15,194,577
Retail REITs—14.3%
Brixmor Property Group, Inc., REIT(c)	155,403	3,434,406
Kimco Realty Corp., REIT	217,405	4,050,255
NNN REIT, Inc.	125,047	5,068,155
	Shares	Value

Phillips Edison & Co., Inc., REIT	80,806	$ 2,642,356
Realty Income Corp., REIT(c)	251,790	13,480,837
Simon Property Group, Inc., REIT(c)	99,453	13,976,130
SITE Centers Corp., REIT	229,190	3,091,773
		45,743,912
Self Storage REITs—6.7%
CubeSmart, REIT	46,864	1,895,180
Extra Space Storage, Inc., REIT	35,686	4,791,916
Public Storage, REIT(c)	57,188	14,837,427
		21,524,523
Single-Family Residential REITs—4.2%
American Homes 4 Rent, Class A, REIT	180,698	6,468,989
Equity LifeStyle Properties, Inc., REIT(c)	116,942	7,050,433
		13,519,422
Telecom Tower REITs—0.9%
American Tower Corp., REIT(c)	17,292	2,966,615
Total United States		251,109,934
Total Common Stocks		408,301,601
MUTUAL FUNDS—0.3%
CBRE Global Real Estate Income Fund	193,046	949,786
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(d)	3,416,318	3,416,318
Total Short-Term Investment		3,416,318
Total Investments (Cost $409,593,545)(e)—128.6%		412,667,705
Liabilities in Excess of Other Assets—(28.6%)		(91,673,413)
Net Assets—100.0%		$320,994,292

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the security has been designated as collateral for the line of credit.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2024.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

abrdn Global Premier Properties Fund	7

Statement of Assets and Liabilities  (unaudited)
As of April 30, 2024

Assets
Investments, at value (cost $406,177,227)	$ 409,251,387
Short-term investments, at value (cost $3,416,318)	3,416,318
Foreign currency, at value (cost $32,690)	32,985
Receivable for investments sold	1,310,903
Interest and dividends receivable	1,321,672
Tax reclaim receivable	292,249
Prepaid expenses	53,461
Total assets	415,678,975
Liabilities
Line of credit payable (Note 7)	88,789,850
Payable for investments purchased	5,001,359
Interest payable on line of credit	415,668
Investment management fees payable (Note 3)	239,038
Investor relations fees payable (Note 3)	51,430
Administration fees payable (Note 3)	21,786
Other accrued expenses	165,552
Total liabilities	94,684,683

Net Assets	$320,994,292
Composition of Net Assets
Paid-in capital in excess of par	$ 416,729,662
Accumulated loss	(95,735,370)
Net Assets	$320,994,292
Net asset value per share based on 85,407,951 shares issued and outstanding	$3.76

See Accompanying Notes to Financial Statements.
8	abrdn Global Premier Properties Fund

Statement of Operations  (unaudited)
For the Six-Months Ended April 30, 2024

Net Investment Income
Investment Income:
Dividends (net of foreign withholding taxes of $455,955)	$ 8,523,481
Total investment income	8,523,481
Expenses:
Investment management fee (Note 3)	2,097,132
Administration fee (Note 3)	137,203
Investor relations fees and expenses (Note 3)	77,125
Reports to shareholders and proxy solicitation	62,422
Legal fees and expenses	37,533
Trustees' fees and expenses	37,197
Independent auditors’ fees and tax expenses	31,632
Custodian’s fees and expenses	31,373
Transfer agent’s fees and expenses	8,020
Miscellaneous	82,057
Total operating expenses, excluding interest expense	2,601,694
Interest expense (Note 7)	2,480,958
Total operating expenses before reimbursed/waived expenses	5,082,652
Expenses waived (Note 3)	(560,801)
Net expenses	4,521,851

Net Investment Income	4,001,630
Net Realized/Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:
Net realized gain/(loss) from:
Investments (Note 2h)	(7,884,297)
Foreign currency transactions	23,339
(7,860,958)
Net change in unrealized appreciation/(depreciation) on:
Investments (Note 2h)	40,553,817
Foreign currency translation	(2,128)
40,551,689
Net realized and unrealized gain from investments and foreign currencies	32,690,731
Change in Net Assets Resulting from Operations	$36,692,361

See Accompanying Notes to Financial Statements.
abrdn Global Premier Properties Fund	9

Statements of Changes in Net Assets

	For the Six-Month Period Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Increase/(Decrease) in Net Assets:
Operations:
Net investment income	$4,001,630	$8,033,816
Net realized loss from investments and foreign currency transactions	(7,860,958)	(24,777,274)
Net change in unrealized appreciation on investments and foreign currency translation	40,551,689	1,204,039
Net increase/(decrease) in net assets resulting from operations	36,692,361	(15,539,419)
Distributions to Shareholders From:
Distributable earnings	(20,497,908)	(8,927,290)
Return of capital	–	(32,068,527)
Net decrease in net assets from distributions	(20,497,908)	(40,995,817)
Change in net assets	16,194,453	(56,535,236)
Net Assets:
Beginning of period	304,799,839	361,335,075
End of period	$320,994,292	$304,799,839
Amounts listed as “–” are $0 or round to $0.
See Accompanying Notes to Financial Statements.
10	abrdn Global Premier Properties Fund

Statement of Cash Flows  (unaudited)
For the Six-Months Ended  April 30, 2024

Cash flows from operating activities:
Net increase/(decrease) in net assets resulting from operations	$ 36,692,361
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Investments purchased	(117,586,482)
Investments sold and principal repayments	125,633,560
Increase in interest, dividends and other receivables	(569,356)
Increase in prepaid expenses	(47,178)
Increase in interest payable on revolving credit facility	20,131
Decrease in accrued investment advisory fees payable	(1,883)
Increase in other accrued expenses	88,721
Net change in unrealized appreciation of investments	(40,553,817)
Net change in unrealized depreciation on foreign currency translations	2,128
Net realized loss on investments transactions	7,884,297
Net cash provided by operating activities	11,562,482
Cash flows from financing activities:
Decrease in payable to custodian	$ (11,709)
Increase in line of credit payable	8,979,825
Distributions paid to shareholders	(20,497,908)
Net cash used in financing activities	(11,529,792)
Effect of exchange rate on cash	295
Net change in cash	32,985
Unrestricted and restricted cash and foreign currency, beginning of period	–
Unrestricted and restricted cash and foreign currency, end of period	$32,985
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowing	$2,460,827
Amounts listed as “–” are $0 or round to $0.
See Accompanying Notes to Financial Statements.
abrdn Global Premier Properties Fund	11

Financial Highlights

	For the Six-Month Period Ended April 30,	For the Fiscal Years Ended October 31,
	2024 (unaudited)	2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE(a):
Net asset value per common share, beginning of period	$3.57	$4.23	$6.84	$5.23	$7.28	$6.14
Net investment income	0.05	0.09	0.12	0.13	0.13	0.16
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	0.38	(0.27)	(2.25)	1.96	(1.70)	1.55
Total from investment operations applicable to common shareholders	0.43	(0.18)	(2.13)	2.09	(1.57)	1.71
Distributions to common shareholders from:
Net investment income	(0.24)	(0.10)	(0.07)	(0.16)	(0.05)	(0.42)
Return of capital	–	(0.38)	(0.41)	(0.32)	(0.43)	(0.15)
Total distributions	(0.24)	(0.48)	(0.48)	(0.48)	(0.48)	(0.57)
Net asset value per common share, end of period	$3.76	$3.57	$4.23	$6.84	$5.23	$7.28
Market price, end of period	$3.69	$3.29	$3.97	$6.56	$4.36	$6.46
Total Investment Return Based on(b):
Market price	19.52%	(6.58%)	(33.80%)	62.89%	(25.81%)	32.04%
Net asset value	12.23%	(4.86%)	(32.36%)	41.59%	(21.03%)	30.38%
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$320,994	$304,800	$361,335	$583,883	$446,533	$621,927
Average net assets applicable to common shareholders (000 omitted)	$344,892	$361,732	$498,916	$547,641	$518,462	$563,168
Net operating expenses, net of fee waivers/recoupments	2.64%(c)	2.22%	1.62%	1.40%	1.27%	1.37%
Net operating expenses, excluding fee waivers	2.96%(c)	2.48%	1.89%	1.59%	1.36%	1.42%
Net operating expenses, net of fee waivers and excluding interest expense	1.19%(c)	1.19%	1.19%	1.19%	1.19%	1.19%
Net Investment income	2.33%(c)	2.22%	2.05%	1.99%	2.12%	2.45%
Portfolio turnover	27%(d)	44%	41%	36%	30%	45%
Line of credit payable outstanding (000 omitted)	$88,790	$79,810	$65,048	$106,848	$30,415	$37,522
Asset coverage ratio on line of credit payable at period end(e)	462%	482%	655%	646%	1,568%	1,757% See Accompanying Notes to Financial Statements.
12	abrdn Global Premier Properties Fund

Financial Highlights  (concluded)

	For the Six-Month Period Ended April 30,	For the Fiscal Years Ended October 31,
	2024 (unaudited)	2023	2022	2021	2020	2019
Asset coverage per $1,000 on line of credit payable at period end	$4,615	$4,819	$6,555	$6,465	$15,681	$17,575

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each reporting period. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(c)	Annualized.
(d)	Not annualized.
(e)	Asset coverage ratio is calculated by dividing net assets plus the amount of any borrowings, for investment purposes by the amount of the Revolving Credit Facility.
Amounts listed as “–” are $0 or round to $0.
See Accompanying Notes to Financial Statements.
abrdn Global Premier Properties Fund	13

Notes to  Financial Statements (unaudited)
April 30, 2024

1.  Organization
abrdn Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on February 13, 2007, and commenced operations on April 26, 2007. The Fund’s investment objective is to seek high current income and capital appreciation. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value.
2.  Summary of Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. Dollars and the U.S. Dollar is used as both the functional and reporting currency.
a.  Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been

14	abrdn Global Premier Properties Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional
U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:
Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets
Investments in Securities
Common Stocks	$284,335,152	$123,966,449	$–	$408,301,601
Mutual Funds	949,786	–	–	949,786
Short-Term Investment	3,416,318	–	–	3,416,318
Total Investments	$288,701,256	$123,966,449	$–	$412,667,705
Total Investment Assets	$288,701,256	$123,966,449	$–	$412,667,705
Amounts listed as “–” are $0 or round to $0.
For the six-month period ended April 30, 2024, there were no significant changes to the fair valuation methodologies.
b.  Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended

abrdn Global Premier Properties Fund	15

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

(the "1933 Act"). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.  Foreign Currency Translation:
Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.
Foreign currency amounts are translated into U.S. Dollars on the following basis:
(i) market value of investment securities, other assets and liabilities – at the current daily rates of exchange at the Valuation Time; and
(ii) purchases and sales of investment securities, income and expenses – at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate that portion of gains and losses on investments in equity securities due to changes in the foreign exchange rates from the portion due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.
Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.
Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund's investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.
d.  Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income and expenses are recorded on an accrual basis. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Fund's investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the fiscal year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available.
e.  Derivative Financial Instruments:
The Fund is authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.
Forward Foreign Currency Exchange Contracts:
A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage the Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign exchange holdings and their currencies.
The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or from unanticipated movements in exchange rates.

16	abrdn Global Premier Properties Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

While the Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.
Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.
f.  Distributions:
The Fund implemented a managed distribution policy to pay a stable monthly distribution out of current income, supplemented by realized short-term capital gains and long-term capital gains, and, to the extent necessary, paid-in capital, which is a nontaxable return of capital. The managed distribution policy is subject to regular review by the Board. The Fund expects to pay its common shareholders annually all or substantially all of its investment company taxable income. In addition, at least annually, the Fund intends to distribute all or substantially all of its net capital gains, if any.
Distributions from net realized gains for book purposes may include short-term capital gains which are ordinary income for tax purposes. Distributions to common shareholders are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported to shareholders as return of capital.
g.  Federal Income Taxes:
The Fund intends to continue to qualify as a “regulated investment company” ("RIC") by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund's U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.
h.  Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Fund files for tax reclaims for the refund of such withholding taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.
In addition, when the Fund sells securities within certain countries in which it invests, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Fund accrues deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued, if any, is reported on the Statement of Assets and Liabilities.
3.  Agreements and Transactions with Affiliates
a.  Investment Adviser and Investment Sub-Adviser:
The Adviser and abrdn Inc. (“abrdn Inc.” or the “Sub-Adviser”) serve as the Fund’s investment adviser and subadviser, respectively, pursuant to an investment advisory agreement (the “Advisory Agreement”) and sub-advisory agreement (the “Sub-Advisory Agreement”) with the Fund. The Adviser and abrdn Inc. (collectively, the “Advisers”) are wholly-owned indirect subsidiaries of abrdn plc. In rendering advisory services, the Advisers may use the resources of investment advisor subsidiaries of abrdn plc. These affiliates have entered into procedures pursuant to which investment professionals from affiliates may render portfolio management and research services as associated persons of the Advisers.

abrdn Global Premier Properties Fund	17

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

As compensation for its services to the Fund, the Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily Managed Assets, computed daily and payable monthly. During the six-month period ended April 30, 2024, the Fund paid the Adviser $2,097,132. "Managed Assets" means total assets of the Fund, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Under the Sub-Advisory Agreement, the Adviser is responsible for the payment of fees to abrdn Inc.
Effective May 4, 2018, the Adviser entered into a written contract (the “Expense Limitation Agreement”) with the Fund that is effective through June 30, 2024. The Expense Limitation Agreement limits the total ordinary operating expenses of the Fund (excluding any leverage costs, taxes, interest, brokerage commissions and any non-routine expenses) from exceeding 1.19% of the average daily net assets of the Fund on an annualized basis. The total amount of the waiver for the six-month period ended April 30, 2024 pursuant to the Expense Limitation Agreement was $560,801.
The Adviser may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreement as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the "Reimbursement Requirements"). Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Adviser is not permitted.
As of April 30, 2024, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to the Adviser from the Fund, based on expenses reimbursed by the Adviser, including adjustments described above, would be:
Amount Fiscal Year 2021 (Expires 10/31/24)	$1,046,700
Amount Fiscal Year 2022 (Expires 10/31/25)	$1,378,125
Amount Fiscal Year 2023 (Expires 10/31/26)	$967,158
Amount Fiscal Year 2024 (Expires 10/31/27)	$560,801
Total*	$3,952,784

*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.
b.  Fund Administrator:
abrdn Inc. serves as the Fund’s Administrator. Pursuant to the Administration Agreement, abrdn Inc. receives a fee paid by the Fund, at an annual fee rate of 0.08% of the Fund’s average monthly net assets.  State Street Bank and Trust Company serves as the Fund's Sub-Administrator. For the six-month period ended April 30, 2024, abrdn Inc. earned $137,203 from the Fund for administration services.
c.  Investor Relations:
Under the terms of the Investor Relations Services Agreement, abrdn Inc. provides and/or engages third parties to provide investor relations services to the Fund and certain other funds advised by the Adviser or its affiliates as part of an Investor Relations Program. Under the Investor Relations Services Agreement, the Fund owes a portion of the fees related to the Investor Relations Program (the “Fund’s Portion”). However, Investor Relations Services fees are limited by abrdn Inc. so that the Fund will only pay up to an annual rate of 0.05% of the Fund’s average weekly net assets. Any difference between the capped rate of 0.05% of the Fund’s average weekly net assets and the Fund’s Portion is paid for by abrdn Inc.
During the six-month period ended April 30, 2024, the Fund incurred investor relations fees of $77,125. For the six-month period ended April 30, 2024, abrdn Inc. did not contribute to the investor relations fees for the Fund because the Fund’s contribution was below 0.05% of the Fund’s average weekly net assets on an annual basis.
4.  Investment Transactions
Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2024, were $114,416,274 and $117,366,193, respectively.
5.  Capital
The Fund is authorized to issue an unlimited number of common shares with no par value. As of April 30, 2024, there were 85,407,951 shares of common stock issued and outstanding.
6.  Open Market Repurchase Program
The Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with

18	abrdn Global Premier Properties Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

the amount and timing of any repurchase determined at the discretion of the Fund’s Adviser. Such purchases may be made opportunistically at certain discounts to net asset value per share in the reasonable judgment of management based on historical discount levels and current market conditions.
On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and if shares are repurchased management will post the number of shares repurchased on the Fund’s website on a monthly basis.  Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period.
For the six-month period ended April 30, 2024, the Fund did not repurchase any shares through this program.
7.  Line of Credit
The Fund has entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”) which allows the Fund to borrow on an uncommitted and secured basis up to $175 million. The interest on the BNPP PB for the Fund on amounts borrowed is charged at a variable rate, which may be based on the Secured Overnight Financing Rate (“SOFR”) plus a spread. The BNPP PB facility provides a secured, uncommitted line of credit for the Fund where selected Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to BNPP PB. The maximum amount of the line of credit available is the lesser of 33.33% of its total assets of the Fund or the amount disclosed above, including the amount borrowed. Either BNPP PB or the Fund may terminate this agreement upon delivery of written notice. During the six-month period ended April 30, 2024, the average borrowing by the Fund was $77,181,417 with an average interest rate on borrowings of 6.37%. During the six-month period ended April 30, 2024, the maximum borrowing by the Fund was $89,157,455. Interest expense related to the line of credit for the six-month period ended April 30, 2024 was $2,480,958. As of April 30, 2024, the outstanding balance on the line of credit was $88,789,850.
8.  Portfolio Investment Risks
a.  Concentration Risk:
The Fund invests a substantial amount of its assets in the equity securities of issuers engaged in the real estate industry, including real estate investment trusts ("REITs"). As a result, the Fund may be more affected by economic developments in the real estate industry than would a general equity fund.
b.  Emerging Markets Risk:
The Fund is subject to emerging market risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).
c.  Equity Securities Risk:
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common shareholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.
d.  Foreign Currency Exposure Risk:
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Advisers are unsuccessful.
e.  Foreign Securities Risk:
Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund's investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
f.  Issuer Risk:
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. In an increasingly interconnected financial market, the adverse changes in the financial conditions of one issuer may negatively affect other issuers.
g.  Leverage Risk:
The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.

abrdn Global Premier Properties Fund	19

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

h.  Management Risk:
The Fund is subject to the risk that the Advisers may make poor security selections. The Advisers, and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Advisers may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.
i.  Market Events Risk:
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, war, terrorism, natural disasters, public health issues such as pandemics or epidemics, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.
j.  Mid-Cap Securities Risk:
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
k.  Non-U.S. Taxation Risk:
Income, proceeds and gains received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If the Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if the Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.
l.  Passive Foreign Investment Company Tax Risk:
Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. The Fund may be able to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually. The Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges  described above in some instances.
m.  Qualified Dividend Income Tax Risk:
Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.
n.  REIT and Real Estate Risk:
Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions; reduced demand for commercial and office space; increased maintenance or tenant improvement costs to convert properties for other uses; default risk of tenants and borrowers; the financial condition of tenants, buyers and sellers; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. REITs’ share

20	abrdn Global Premier Properties Fund

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2024

prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the Fund.
o.  Small-Cap Securities Risk:
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.
p.  Valuation Risk:
The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
9.  Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be estimated; however, the Fund expects the risk of loss from such claims to be remote.

10.  Tax Information
The U.S. federal income tax basis of the Fund's investments (including derivatives, if applicable) and the net unrealized appreciation as of April 30, 2024, were as follows:
Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$409,411,345	$39,900,411	$(36,644,051)	$3,256,360
11.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2024, other than as noted below.
On May 9, 2024 and June 11, 2024, the Fund announced that it will pay on May 31, 2024 and June 28, 2024, respectively, a distribution of $0.04 per share to all shareholders of record as of May 23, 2024 and June 21, 2024, respectively.
On June 10, 2024, the Board of the Fund approved the continuation of the expense limitation agreement for the Fund for an additional year until at least June 30, 2025, and amended the operating expense limit to 1.40% effective August 1, 2024.
Effective June 30, 2024, Stephen Bird, an interested Trustee, departed as CEO of abrdn plc and resigned from the Board of the Fund. Effective June 30, 2024, Christian Pittard was appointed as an interested Trustee of the Fund.

abrdn Global Premier Properties Fund	21

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)

The Fund intends to distribute to shareholders substantially all of its net investment income and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses. Pursuant to the Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”), shareholders whose shares of common stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Trust Company N.A. (the “Plan Agent”) in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive such distributions paid by check in U.S. Dollars mailed directly to the shareholder by the Plan Agent, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee and may be required to have their shares registered in their own names in order to participate in the Plan. Please note that the Fund does not issue certificates so all shares will be registered in book entry form. The Plan Agent serves as agent for the shareholders in administering the Plan. If the Trustees of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s common stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive common stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share (plus expected per share fees) on the valuation date equals or exceeds NAV per share on that date, the Fund will issue new shares to participants at NAV; provided, however, that if the NAV is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the payable date for such distribution or dividend or, if that date is not a trading day on the NYSE, the immediately preceding trading date. If NAV exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the NYSE or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the NAV of the Fund share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.
Participants have the option of making additional cash payments of a minimum of $50 per investment (by check, one-time online bank debit or recurring automatic monthly ACH debit) to the Plan Agent for investment in the Fund’s common stock, with an annual maximum contribution of $250,000. The Plan Agent will wait up to three business days after receipt of a check or electronic funds transfer to ensure it receives good funds. Following confirmation of receipt of good funds, the Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on the 25th day of each month or the next trading day if the 25th is not a trading day.
If the participant sets up recurring automatic monthly ACH debits, funds will be withdrawn from his or her U.S. bank account on the 20th of each month or the next business day if the 20th is not a banking business day and invested on the next investment date. The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a per share fee of $0.02 incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.
Participants also have the option of selling their shares through the Plan. The Plan supports two types of sales orders. Batch order sales are submitted on each market day and will be grouped with other sale requests to be sold. The price will be the average sale price obtained by Computershare’s broker, net of fees, for each batch order and will be sold generally within 2 business days of the request during regular open market hours. Please note that all written sales requests are always processed by Batch Order. ($10 and $0.12 per share). Market Order sales will sell at the next available trade. The shares are sold real time when they hit the market, however an available trade must be presented to complete this transaction. Market Order sales may only

22	abrdn Global Premier Properties Fund

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)  (concluded)

be requested by phone at 1-800-647-0584 or using Investor Center through www.computershare.com/buyaberdeen. ($25 and $0.12 per share).
The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions. The Fund or the Plan Agent may terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days prior to the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority) only by mailing a written notice at least 30 days prior to the effective date to the participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by phone at 1-800-647-0584, using Investor Center through www.computershare.com/buyaberdeen or in writing to Computershare Trust Company N.A., P.O. Box 43006, Providence, RI 02940-3078.

abrdn Global Premier Properties Fund	23

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Corporate Information

Trustees
P. Gerald Malone, Chair
Stephen Bird
Todd Reit
John Sievwright
Nancy Yao
Investment Adviser
abrdn Investments Limited
1 George Street
Edinburgh, EH2 2LL
United Kingdom
Investment Sub-Adviser
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA19103
Administrator
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078
Independent Registered Public Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103
Legal Counsel
Dechert LLP
1900 K Street N.W.
Washington D.C. 20006
Investor Relations
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
1-800-522-5465
Investor.Relations@abrdn.com

The Financial Statements as of April 30, 2024, included in this report, were not audited and accordingly, no opinion is expressed thereon.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, from time to time, shares of its common stock in the open market.
Shares of abrdn Global Premier Properties Fund are traded on the NYSE under the symbol “AWP.” Information about the Fund’s net asset value and market price is available at www.abrdnawp.com.
This report, including the financial information herein, is transmitted to the shareholders of abrdn Global Premier Properties Fund for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future results.

AWP-SEMI-ANNUAL

(b) Not applicable.

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)  Not applicable to semi-annual report on Form N-CSR.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1)of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total No. of Shares Purchased	(b) Average Price Paid per Share	(c) Total No. of Shares Purchased as Part of Publicly Announced Plans or Programs(1)	(d) Maximum No. of Shares that May Yet Be Purchased Under the Plans or Programs(1)
Month #1 (Nov. 1, 2023 — Nov. 30, 2023)	—	—	—	8,540,795
Month #2 (Dec. 1, 2023 — Dec. 31, 2023)	—	—	—	8,540,795
Month #3 (Jan. 1, 2024 — Jan. 31, 2024)	—	—	—	8,540,795
Month #4 (Feb. 1, 2024 — Feb. 29, 2024)	—	—	—	8,540,795
Month #5 (Mar. 1, 2024 — Mar. 31, 2024)	—	—	—	8,540,795
Month #5 (Apr. 1, 2024 — Apr. 30, 2024)				8,540,795
Total	—	—	—

(1)	On June 13, 2018, the Board approved an open market share repurchase program (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and management will post the number of shares repurchased on the Fund's website on a monthly basis. Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period. For the six-month period ended April 30, 2024, the Fund did not repurchase any shares through this program.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2024, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Recovery of Erroneously Awarded Compensation

Not appliable

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Change in Registrant’s independent public accountant. Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are exhibits to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn Global Premier Properties Fund

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of abrdn Global Dynamic Dividend Fund

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of abrdn Global Premier Properties Fund

Date: July 8, 2024

By:	/s/ Sharon Ferrari
Sharon Ferrari,
Principal Financial Officer of abrdn Global Premier Properties Fund

Date: July 8, 2024